Leases - Schedule the Company’s Operating Lease Liabilities (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases - Schedule the Company’s Operating Lease Liabilities (Details) [Line Items]
2024	$ 370
2025	370
2026	370
2027	370
2028	370
Thereafter	1,388
Total minimum lease payment	3,238
Less: amount representing interest	(786)
Present value of operating lease obligations	2,452
Operating lease liabilities, current	359	$ 3,567
Operating lease liabilities, non-current	2,093	21,414
Total operating lease liabilities	2,452
Operating lease liabilities, current	359	3,567
Operating lease liabilities, non-current	$ 2,093	$ 21,414